SHARE CAPITAL (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employees [Member]
Number of options
Options outstanding at beginning of year	1,000,894
Granted	248,600
Exercised	(65,702)
Expired	(1,350)
Forfeited	(51,413)
Options outstanding at end of year	1,131,029	1,000,894
Options exercisable at the end of the year	1,030,267
Weighted-average exercise price
Options outstanding at beginning of year	$ 4.63
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	10.05
Exercised	5.05
Expired	5.57
Forfeited	7.73
Options Outstanding at end of year	5.64	$ 4.63
Options exercisable at the end of the year	$ 4.42
Weighted-average remaining contractual life
Options outstanding	5 years 8 months 23 days	6 years 18 days
Options exercisable at the end of the year	4 years 4 months 13 days
Non Employees [Member]
Number of options
Options outstanding at beginning of year	198,575
Options outstanding at end of year	198,575	198,575
Options exercisable at the end of the year	173,465
Weighted-average exercise price
Options outstanding at beginning of year	$ 7.70
Options Outstanding at end of year	7.70	$ 7.70
Options exercisable at the end of the year	$ 7.60
Weighted-average remaining contractual life
Options outstanding	5 years 10 months 2 days	6 years 10 months 2 days
Options exercisable at the end of the year	5 years 9 months 29 days